Parent Only Financial Statements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 663,078	$ 2,117,731	$ 2,005,727	$ 14,896,498
Restricted cash	236,400	236,400
Loan receivable from CNM
Total current assets	1,115,548	2,624,873
TOTAL ASSETS	1,118,429	2,632,224
CURRENT LIABILITIES
Other payable	700,563	615,330
Total current liabilities	2,243,605	2,252,146
COMMON STOCK SUBJECT TO REPURCHASE	(236,400)	(236,400)
TOTAL LIABILITIES	2,480,005	2,488,546
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 16,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2013, liquidation preference of $4,689,506)	2,345	2,846
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	27,124,406
Accumulated deficit	(29,636,787)	(29,037,122)
Accumulated other comprehensive income	1,060,078	962,157
Total shareholders' equity	(2,441,139)	(939,395)
TOTAL LIABILITIES AND EQUITY	1,118,429	2,632,224
Parent Company [Member]
CURRENT ASSETS
Cash	104	104
Restricted cash	236,400	236,400
Loan receivable from CNM	2,791,304	3,781,500
Total current assets	3,027,808	4,018,004
TOTAL ASSETS	3,027,808	4,018,004
CURRENT LIABILITIES
Other payable	700,563	615,330
Total current liabilities	700,563	615,330
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	936,963	851,730
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 16,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2013, liquidation preference of $4,689,506)	2,345	2,846
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	27,124,407
Accumulated deficit	(24,235,073)	(24,159,644)
Accumulated other comprehensive income	190,348	190,347
Total shareholders' equity	2,090,845	3,166,274
TOTAL LIABILITIES AND EQUITY	$ 3,027,808	$ 4,018,004